Bluepoint Trust
Bluepoint Trust
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these discounts are available from your financial professional and in the section of this Prospectus entitled “Purchasing and Redeeming Shares” on page 23.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Bluepoint Trust	Class A Shares	Class C Shares	Class I Shares	Class W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or net asset value)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bluepoint Trust	Class A Shares	Class C Shares	Class I Shares	Class W Shares
Management Fee	1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	0.25%
Other Expenses	1.71%	1.71%	1.71%	1.71%
Total Annual Fund Operating Expenses	3.46%	4.21%	3.21%	3.46%

Expense Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:
Expense Example - Bluepoint Trust - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	904	1,576	2,269	4,099
Class C Shares	523	1,278	2,147	4,380
Class I Shares	324	989	1,678	3,512
Class W Shares	349	1,062	1,798	3,738

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Bluepoint Trust | Class C Shares | USD ($)	423	1,278	2,147	4,380

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the Example above, will reduce the Fund’s performance. During the period October 1, 2014 through September 30, 2015, the Fund’s portfolio turnover rate was 36.45% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its objective, the Fund invests primarily in equity securities of U.S. and foreign companies that SilverBay Capital Management LLC (the “Adviser”) believes are well positioned to benefit from demand for their products or services, including companies that are believed to be able to innovate or grow rapidly relative to their peers in their markets. Equity securities consist of common stock, preferred stocks and securities convertible into common stock, consisting of convertible bonds and convertible preferred stocks. Convertible bonds may be rated below investment grade (i.e., “high-yield” or “junk” bonds) or unrated. The Adviser will invest the Fund’s assets in equity securities without regard to the issuer’s market capitalization or sector. The Fund may invest without limitation in securities of “foreign issuers,” which, for these purposes, are companies that are legally organized outside of the U.S. or derive a majority of their revenue or profits from foreign businesses, investments or sales. These foreign companies may include companies that are located in, or conduct business in, emerging or less developed countries. The Fund may use derivatives, consisting of total return equity swaps, to achieve indirect investment exposure to a security or market. The Fund may also use these instruments to seek to increase returns by increasing exposures to particular securities or markets (i.e., leverage). This is considered a speculative investment practice. Total return equity swaps may also be used for hedging purposes.

Although not expected to be an integral part of the Fund’s principal investment strategies, the Fund, from time to time, may enter into short sale transactions involving U.S. and foreign securities in an effort to enhance returns and for speculative investment purposes. It is expected that at no time will more than 50% of the Fund’s total assets (measured at the time of entering into a position) be represented by short sales.

In making investment decisions for the Fund, the Adviser uses fundamental investment analysis and research seeking to identify attractive investment opportunities. The Adviser’s investment process involves a research driven, bottom-up analysis of a security’s potential for appreciation, and includes consideration of the financial condition, earnings outlook, strategy, management and industry position of issuers.

In determining which portfolio securities to sell, the Adviser generally considers a number of factors, which typically include: (i) whether the Adviser’s underlying rationale for investing in the security has changed and (ii) optimizing asset allocation. Given the Fund’s flexible investment strategy, the Fund may, at times, engage in frequent trading of its securities and this could result in a high portfolio turnover rate.

In pursuing its investment objective, the Fund may borrow up to one-third of its total assets from banks for the purpose of purchasing securities (“leverage”). The Fund may also generate leverage through engaging in securities lending.

Principal Investment Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value to fluctuate over time. An investment in the Fund can be considered speculative. Therefore, the value of your investment in the Fund could decline and you could lose all of your money. Also, there is no assurance that the Adviser will achieve the Fund’s objective. A summary of the principal risks to which the Fund is subject follows:

●	Equity Market Risk is the risk that the market value of the Fund’s equity securities (consisting of common stock, preferred stock and convertible securities) may fall or fail to rise.

○	Common stock prices are sensitive to general movements in the stock market and may fluctuate. Common stock is also generally subordinate to preferred stock and debt securities.
○	Preferred stock generally has a preference over an issuer’s common stock as to dividends and in the event of liquidation, but it ranks junior to debt securities in an issuer’s capital structure. Unlike common stock, preferred stock generally has limited or no voting rights.
○	Convertible securities may carry risks associated with both common stock and fixed-income securities. Risks associated with fixed income securities include credit risk (the risk that the Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due) and interest rate risk (the risk that the value of certain corporate debt securities will tend to fall when interest rates rise). Convertible bonds may be rated below investment grade (i.e., “high-yield” or “junk” bonds) or unrated. These securities have a higher risk of principal and income loss, are less liquid and are more likely to experience greater price fluctuations or default than higher rated securities.

●	Company Risk is the risk that a company may perform poorly, and therefore, the value of its stocks and other securities may decline.
●	Management Risk is the Fund’s dependence on the ability of the Adviser to achieve the Fund’s investment objective based on the Adviser’s ability to identify profitable investment opportunities for the Fund.
●	Derivatives Risk/Total Return Swaps Risk includes the risk, applicable to the Fund’s principal investment strategy of investing in total return swaps, that gains or losses involved in derivatives may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivatives in which the Fund invests will typically increase the Fund’s exposure to the principal risks to which it is otherwise exposed, and typically exposes the Fund to the following additional risks:

○	Counterparty credit risk (the risk that a counterparty to the derivative instrument becomes bankrupt, insolvent, enters administration, liquidates or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment, and any recovery may be delayed);
○	Correlation risk (the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses);
○	Liquidity risk (the risk that the derivative instrument may be difficult or impossible to sell or terminate);
○	Pricing risk (the risk that the derivative instrument may be difficult to value); and
○	Leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument).

In addition, with respect to a total return swap or other cash settled derivatives transaction, the Fund may set aside liquid assets in an amount equal only to the Fund’s net payment obligation, marked to market daily, rather than the notional value of the transaction (which will allow the Fund to employ a greater amount of leverage in connection with its investment program).
●	Growth Company Risk is the risk that the securities of such company may perform differently from the stock market as a whole and may be more volatile than other types of stocks.
●	Risks of Foreign Investing is the risk that because the Fund may invest in foreign securities and in U.S. issuers having a substantial portion of their operations or assets abroad, it may be subject to the following risks associated with foreign securities: country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets).

○	Emerging and Developing Markets Risk is the risk associated with investing in foreign issuers that are located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

●	Sector Risk is the risk associated with the Fund’s growth-oriented strategy, in which investments may, at times, become focused in a particular industry or sector believed to offer growth potential, which would cause the Fund to be more susceptible to the financial market or economic conditions or events affecting the particular industry or sector.
●	Small and Mid Cap Company Risk is the risk that the stocks of small and medium capitalization companies may be more volatile and speculative than the stocks of “large capitalization” companies.

●	Liquidity Risk is the risk arising from a lack of marketability of certain investments of the Fund (primarily derivatives, convertible bond securities and foreign securities), which may make it difficult or impossible to sell at desirable prices in order to minimize loss.
●	Leverage Risk. The use of leverage (through direct borrowings, securities lending or derivatives) may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Leverage also often creates an interest or other transactional expense that would lower the Fund’s overall returns. The use of leverage (either directly or through securities lending) is considered a speculative investment practice and the Fund could thus be subject to significantly greater risks than funds that do not engage in leverage.
●	Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund will be required to return the collateral with interest at a predetermined fixed or floating rate and, because the Fund’s interest obligation and transaction costs may turn out to be greater or less than the return on the Fund’s investment of the collateral, the Fund may lose or gain from engaging in the securities lending transaction.
●	Portfolio Turnover. Given the Fund’s flexible investment strategy, the Fund may, at times, engage in frequent trading of its securities and this could result in a high portfolio turnover rate. A high portfolio turnover rate can mean higher transaction costs (due to commissions or dealer mark-ups and other expenses), which could reduce the Fund’s investment performance.
●	Short Selling Risk is the risk that short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. Further, short sales can subject the Fund to increased costs associated with any premium or interest the Fund may be required to pay in connection with a short sale.
●	Suitability. Because of the types of securities in which the Fund will invest and the investment techniques the Fund will use, the Fund is designed for investors who are investing for the long term.
●	Non-Diversified Status. The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The portfolio of the Fund may, therefore, be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Annual Total Returns

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed on a calendar year basis (For Class I Shares, the only Class currently issued and outstanding) and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance, as well as an index that includes emerging market countries in which the Fund may invest. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling collect (212) 716-6840.

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 7.80% (4th Qtr 2015) and the lowest return for a calendar quarter was -15.83% (3rd Qtr 2015).

Average Annual Total Returnsfor the periods ended December 31, 2015

The following table shows the average annual total returns for each class of the Fund’s Shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Returns - Bluepoint Trust		1 Year	Since Inception	Inception Date
Class I Shares		(3.88%)	7.51%	Feb. 01, 2013
After Taxes on Distributions | Class I Shares		(3.89%)	7.00%
After Taxes on Distributions and Sales | Class I Shares		(3.89%)	4.50%
MSCI World Index (Reflects no deductions for fees, expenses or taxes)	[1]	(2.74%)	5.93%
The MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	[2]	(4.26%)	4.11%
[1]	The MSCI World Index captures large and mid cap representation across 23 developed markets countries. With 1,653 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. (Source: MSCI)
[2]	MSCI ACWI captures large and mid cap representation across 23 developed markets and 23 emerging markets countries. With 2,491 constituents, the index covers approximately 85% of the global investable equity opportunity set. (Source: MSCI)